LNL Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
LNL Investment Contract	LNL Investment Contract
The LNL investment contract is a fully benefit-responsive investment contract and is reported at contract value on the Statements of Net Assets Available for Benefits. Benefit responsiveness is defined as the extent to which a contract’s terms and the Plan permit or require participant-initiated withdrawals at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents participant contributions, plus earnings at guaranteed crediting rates, less participant withdrawals.

The fully benefit-responsive investments have certain restrictions. For example, partial Plan termination or meaningful divestitures are events that could result in such restrictions that may affect the ability of the Plan to collect contract value. The Plan Administrator believes that the occurrence of events that would cause the Plan to enter into transactions at less than contract value is not probable. There are also no events or circumstances that are probable that would allow LNL to terminate the group fixed annuity contract with the Plan and settle at an amount different from contract value.
The LNL investment contract is a group fixed annuity contract, backed by the creditworthiness of LNL, which has no maturity date. Deposits made to the investment contract are deposited in LNL’s general account. LNL is contractually obligated to repay the principal and a specified crediting interest rate that is guaranteed to the Plan. There are no reserves against contract value for credit risk of LNL or otherwise. Participants may ordinarily direct permitted withdrawals or transfers of all or a portion of their account at contract value within reasonable time frames. Restrictions apply to the aggregate movement of funds to other investment options.